UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10609

Investment Company Act File Number

SMID-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

SMID-Cap Portfolio

December 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 94.1%

Security	Shares	Value
Aerospace & Defense — 1.0%
TransDigm Group, Inc.	249,847	$34,069,137

		$34,069,137

Auto Components — 2.0%
Gentex Corp.	3,659,584	$68,873,371

		$68,873,371

Capital Markets — 5.1%
Affiliated Managers Group, Inc.(1)	897,339	$116,788,671
SEI Investments Co.	2,575,435	60,110,653

		$176,899,324

Chemicals — 1.0%
Airgas, Inc.	375,140	$34,246,531

		$34,246,531

Commercial Banks — 4.3%
City National Corp.	1,333,290	$66,024,521
Cullen/Frost Bankers, Inc.	599,362	32,527,376
Umpqua Holdings Corp.	4,264,204	50,274,965

		$148,826,862

Commercial Services & Supplies — 0.9%
Copart, Inc.(1)	1,108,501	$32,700,779

		$32,700,779

Construction & Engineering — 2.0%
Jacobs Engineering Group, Inc.(1)	1,598,389	$68,043,420

		$68,043,420

Containers & Packaging — 2.0%
AptarGroup, Inc.	1,418,102	$67,671,827

		$67,671,827

Distributors — 3.5%
LKQ Corp.(1)	5,641,700	$119,039,870

		$119,039,870

Electrical Equipment — 4.2%
Acuity Brands, Inc.	1,026,224	$69,506,152
AMETEK, Inc.	1,995,206	74,959,889

		$144,466,041

Electronic Equipment, Instruments & Components — 1.3%
FLIR Systems, Inc.	2,054,995	$45,846,938

		$45,846,938

Energy Equipment & Services — 2.4%
Dril-Quip, Inc.(1)	455,968	$33,308,462
Oceaneering International, Inc.	930,360	50,044,065

		$83,352,527

Health Care Equipment & Supplies — 4.4%
DENTSPLY International, Inc.	2,493,561	$98,769,951
Varian Medical Systems, Inc.(1)	746,423	52,428,752

		$151,198,703

Health Care Providers & Services — 2.6%
Henry Schein, Inc.(1)	1,121,486	$90,234,764

		$90,234,764

Security	Shares	Value
Household Products — 1.7%
Church & Dwight Co., Inc.	1,086,203	$58,187,895

		$58,187,895

Industrial Conglomerates — 2.2%
Carlisle Cos., Inc.	1,308,277	$76,874,357

		$76,874,357

Insurance — 7.1%
HCC Insurance Holdings, Inc.	2,957,382	$110,044,184
Markel Corp.(1)	315,363	136,684,632

		$246,728,816

IT Services — 2.4%
Jack Henry & Associates, Inc.	1,257,971	$49,387,941
WEX, Inc.(1)	455,034	34,295,913

		$83,683,854

Life Sciences Tools & Services — 3.7%
Bio-Rad Laboratories, Inc., Class A(1)	798,394	$83,871,290
Mettler-Toledo International, Inc.(1)	218,547	42,245,135

		$126,116,425

Machinery — 6.7%
CLARCOR, Inc.	1,475,235	$70,486,728
Graco, Inc.	983,693	50,650,353
IDEX Corp.	1,661,308	77,300,661
Pall Corp.	548,097	33,028,325

		$231,466,067

Marine — 2.6%
Kirby Corp.(1)	1,430,087	$88,508,084

		$88,508,084

Media — 5.8%
John Wiley & Sons, Inc., Class A	2,150,073	$83,702,342
Morningstar, Inc.	1,840,462	115,636,227

		$199,338,569

Professional Services — 3.8%
Equifax, Inc.	1,436,092	$77,721,299
Verisk Analytics, Inc., Class A(1)	1,014,295	51,729,045

		$129,450,344

Real Estate Management & Development — 1.5%
Forest City Enterprises, Inc., Class A(1)	3,178,294	$51,329,448

		$51,329,448

Road & Rail — 1.7%
J.B. Hunt Transport Services, Inc.	997,397	$59,554,575

		$59,554,575

Software — 9.5%
ANSYS, Inc.(1)	1,247,998	$84,040,185
Blackbaud, Inc.	2,984,655	68,139,674
FactSet Research Systems, Inc.	537,754	47,354,617
Fair Isaac Corp.	1,994,577	83,832,071
Solera Holdings, Inc.	853,968	45,661,669

		$329,028,216

Specialty Retail — 7.8%
Aaron’s, Inc.	1,769,167	$50,032,043
CarMax, Inc.(1)	1,595,075	59,879,115
O’Reilly Automotive, Inc.(1)	724,461	64,781,303
Sally Beauty Holdings, Inc.(1)	3,948,155	93,058,013

		$267,750,474

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.	607,309	$32,406,008

		$32,406,008

Total Common Stocks (identified cost $2,725,001,030)		$3,245,893,226

Short-Term Investments — 6.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$207,906	$207,906,287

Total Short-Term Investments (identified cost $207,906,287)		$207,906,287

Total Investments — 100.1% (identified cost $2,932,907,317)		$3,453,799,513

Other Assets, Less Liabilities — (0.1)%		$(1,966,702)

Net Assets — 100.0%		$3,451,832,811

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2012 was $53,298.

The Portfolio did not have any open financial instruments at December 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,937,519,057

Gross unrealized appreciation	$557,672,771
Gross unrealized depreciation	(41,392,315)

Net unrealized appreciation	$516,280,456

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$3,245,893,226	*	$—	$—	$3,245,893,226
Short-Term Investments	—		207,906,287	—	207,906,287
Total Investments	$3,245,893,226		$207,906,287	$—	$3,453,799,513

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMID-Cap Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	February 22, 2013

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 22, 2013